---------------------------
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                                                     ---------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04297
                                   -----------

                                  Van Eck Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       99 Park Ave. New York, NY          10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          -------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                                  ------
                       Date of reporting period: 9/30/05
                                                 -------

ITEM 1.  Schedule of Investments.

EMERGING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
9/30/2005 (UNAUDITED)

        COUNTRY             SHARES           SECURITY                                                    VALUE
---------------------------------------------------------------------------------------------------------------------
Common Stocks:
ARGENTINA: 5.2%
                                87,000      Inversiones y Representaciones S.A.
                                               (Sponsored GDR) +                                  $         1,048,350
                                 7,800      Tenaris S.A.  (ADR)                                             1,075,152
                                                                                                  -------------------
                                                                                                            2,123,502
                                                                                                  -------------------

BRAZIL: 6.5%
                               511,270      Investimentos Itau S.A.                                         1,471,775
                                17,000      Petroleo Brasileiro S.A. (Sponsored ADR)                        1,215,330
                                                                                                  -------------------
                                                                                                            2,687,105
                                                                                                  -------------------

CHINA: 3.1%
                             2,150,000      Norstar Founders Group Ltd. #                                     625,259
                               500,000      Weiqiao Textile Co.  #                                            658,886
                                                                                                  -------------------
                                                                                                            1,284,145
                                                                                                  -------------------

HONG KONG: 9.5%
                               600,000      Chen Hsong Holdings  #                                            319,296
                               660,000      Kingboard Chemical Holdings Ltd. #                              1,647,253
                             7,486,000      Media Partners International
                                              Holdings, Inc. +                                              1,051,872
                             3,900,000      SNP Leefung Holdings Ltd.                                         603,299
                               400,000      Texwinca Holdings Ltd.                                            273,289
                                                                                                  -------------------
                                                                                                            3,895,009
                                                                                                  -------------------

INDIA: 2.8%
                                37,000      Automotive Axles Ltd. #                                           442,439
                                67,000      Bharti Televentures + #                                           532,267
                                25,000      Eicher Motors Ltd. #                                              160,221
                                                                                                  -------------------
                                                                                                            1,134,927
                                                                                                  -------------------

        COUNTRY             SHARES           SECURITY                                                    VALUE
---------------------------------------------------------------------------------------------------------------------

INDONESIA: 3.2%
                               200,000      PT Astra International Tbk #                                      189,895
                            13,000,000      PT Berlian Laju Tanker Tbk #                                    1,124,571
                                                                                                  -------------------
                                                                                                            1,314,466
                                                                                                  -------------------

ISRAEL: 1.7%
                                15,000      Nice Systems Ltd. (ADR) +                                         677,700
                                                                                                  -------------------

MALAYSIA: 3.6%
                               650,000      Bandar Raya Developments BHD #                                    207,159
                               655,000      Dreamgate Corp. BHD #                                             222,913
                                54,660      Multi-Purpose Holdings BHD Rights
                                              (MYR 1.00, expiring 2/26/09) +                                    3,336
                               420,000      Top Glove Corp. BHD                                               554,948
                               175,000      Transmile Group BHD #                                             492,228
                                                                                                  -------------------
                                                                                                            1,480,584
                                                                                                  -------------------

MEXICO: 5.5%
                               700,000      Cintra, S.A. de C.V. +                                            520,591
                               245,000      Corporacion GEO, S.A. de C.V. (Series B) +                        762,992
                               108,700      Grupo Industrial Saltillo, S.A. de C.V.                           124,595
                               135,000      Grupo Modelo, S.A. de C.V. (Series C)                             436,739
                                82,000      Wal-Mart de Mexico, S.A. de C.V. (Series V)                       418,042
                                                                                                  -------------------
                                                                                                            2,262,959
                                                                                                  -------------------

RUSSIA: 3.8%
                                18,000      LUKOIL (Sponsored ADR)                                          1,039,500
                                 3,000      Vismpo-Avisma Corp. (USD)   #                                     522,011
                                                                                                  -------------------
                                                                                                            1,561,511
                                                                                                  -------------------

SINGAPORE: 6.2%
                             1,100,000      Citiraya Industries Ltd. +  #                                          --
                               930,000      First Engineering Ltd. #                                          721,496
                               650,000      Goodpack Ltd. #                                                   638,650
                                81,250      Goodpack Ltd. Warrants
                                              (SGD 1.00, expiring 4/13/07) +  #                                28,811
                             1,210,000      Noble Group Ltd. #                                              1,139,671
                                                                                                  -------------------
                                                                                                            2,528,628
                                                                                                  -------------------

        COUNTRY             SHARES           SECURITY                                                    VALUE
---------------------------------------------------------------------------------------------------------------------

SOUTH AFRICA: 6.9%
                                54,000      Bidvest Group Ltd. #                                              783,373
                                 6,997      City Lodge Hotels Ltd. #                                           42,236
                               529,600      FirstRand Ltd. #                                                1,412,710
                                46,310      Sun International Ltd.                                            571,369
                                                                                                  -------------------
                                                                                                            2,809,688
                                                                                                  -------------------

SOUTH KOREA: 18.9%
                                30,000      From30 Co. Ltd. +  #                                              427,679
                                70,039      Insun ENT Co., Ltd. #                                             935,612
                                20,000      Kookmin Bank #                                                  1,184,583
                                35,000      Paradise Industry Co., Ltd. #                                     153,932
                                 2,076      Samsung Electronics Co., Ltd. #                                 1,175,809
                                55,000      SFA Engineering Corp. #                                         1,368,791
                                45,000      STX Shipbuilding Co., Ltd. #                                    1,016,793
                                11,254      STX Shipbuilding Co., Ltd. Rights
                                              (KRW 15,110, expiring 10/14/05) +  #                             91,329
                               101,669      Taewoong Co., Ltd. #                                            1,405,718
                                                                                                  -------------------
                                                                                                            7,760,246
                                                                                                  -------------------

TAIWAN: 8.2%
                               450,712      Advantech Co., Ltd. #                                           1,128,701
                               650,000      Asia Vital Components Co., Ltd.  #                                349,467
                               250,000      Awea Mechatronic Co., Ltd. #                                      352,169
                               170,248      Novatek Microelectronics Corp., Ltd. #                            746,138
                               888,000      XAC Automation Corp. #                                            774,057
                                                                                                  -------------------
                                                                                                            3,350,532
                                                                                                  -------------------

THAILAND: 3.4%
                               175,000      Major Cineplex Group PCL
                                              (THB 13.00, expiring 2/02/07) +                                   6,864
                             3,635,850      Minor International PCL                                           500,489
                               480,000      Shin Corp. PCL                                                    479,474
                                70,000      Siam Cement PCL (NVDR) +  #                                       400,501
                                                                                                  -------------------
                                                                                                            1,387,328
                                                                                                  -------------------

TURKEY: 2.0%
                                75,000      Enka Insaat ve Sanayi A.S. #                                      819,026
                                                                                                  -------------------

TOTAL COMMON STOCKS: 90.5%
(Cost: $28,043,914)                                                                                        37,077,356
                                                                                                  -------------------

PREFERRED STOCK:
BRAZIL 3.5%                    650,000      Caemi Mineracao e Metalurgia S.A.                               1,025,917
                               145,000      Randon Participacoes S.A.                                         422,608
                                                                                                  -------------------
TOTAL PREFERRED STOCK: 3.5%
(Cost: $1,289,409)                                                                                          1,448,525
                                                                                                  -------------------



PRINCIPAL                             DATE OF
AMOUNT                                MATURITY                            COUPON                         VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 2.2%

Repurchase Agreement:
Purchased on 9/30/05; Maturity
value $903,237 (with State
Street Bank & Trust Co.,
collateralized by $955,000
Federal National Mortgage
Association 3.25% due 2/15/09
with a value of $923,814)

(Cost: $903,000)                     10/03/05                               3.15%                             903,000
                                                                                                  -------------------

TOTAL INVESTMENT 96.2%:
(Cost: $30,236,323)                                                                                        39,428,881

OTHER ASSETS LESS LIABILITIES 3.8%:                                                                         1,556,618
                                                                                                  -------------------

NET ASSETS 100.0%:                                                                                $        40,985,499
                                                                                                  ===================


GLOSSARY:
ADR - American Depositary Receipt
GDR - Global Depository Receipt
NVDR - Non-Voting Depository Receipt

-------------------------

+ Non-income producing

# Indicates a fair valued
security which has not been
valued utilizing an
independent quote, but has
been valued pursuant to
guidelines established by the
Board of Trustees. The
aggregate value of fair valued
securities is $24,241,650,
which represented 59.1% of net
assets.

                                                 % OF
SUMMARY OF INVESTMENTS BY INDUSTRY             NET ASSETS
----------------------------------             ----------

Advertising                                       2.6%
Apparel                                           5.7%
Auto Parts & Equipment                            4.5%
Banks                                             9.9%
Basic Materials                                   1.4%
Chemicals                                         4.0%
Commercial Services                               0.3%
Consumer, Cyclical                                0.5%
Consumer, Non-cyclical                            1.5%
Diversified                                       3.9%
Electronics                                       2.9%
Engineering & Construction                        2.0%
Enviornmental Control                             2.3%
Food & Beverages                                  1.1%
Hand/Machine Tools                                0.8%
Home Builders                                     2.8%
Hotels and Motels                                 2.7%
Industrial                                        2.7%
Iron/Steel                                        2.6%
Machinery - Diversified                           3.3%
Metal Fabricate/Hardware                          1.3%
Minig                                             2.5%
Miscellaneous Manufacturing                       1.8%
Oil & Gas                                         5.5%
Other assets less liabilities                     3.8%
Real Estate                                       3.1%
Retail                                            1.0%
Ship Building                                     2.7%
Short Term Investments                            2.2%
Technology                                        4.6%
Telecommunications                                4.4%
Transportation                                    9.6%
                                                -----
Grand                                           100.0%
                                                =====


Security Valuation--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Funds began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Funds may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

GLOBAL HARD ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


                              SHARES/
                              PRINCIPAL
                              AMOUNT        SECURITIES                                                 VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA: 4.1%
                                26,846      BHP Billiton Ltd.  #                                  $           457,860
                               730,358      Cooper Energy Ltd. +  #                                           219,403
                               329,215      Newcrest Mining Ltd.  #                                         5,273,061
                               542,500      Oil Search Ltd.  #                                              1,595,999
                                41,000      Rio Tinto Ltd.  #                                               1,850,845
                               160,500      Santos Ltd.  #                                                  1,526,573
                                                                                                  -------------------
                                                                                                           10,923,741
                                                                                                  -------------------
AUSTRIA: 1.1%
                                50,000      OMV AG  #                                                       2,969,063
                                                                                                  -------------------

BRAZIL: 4.6%
                               202,700      Cia Vale do Rio Doce (ADR)                                      8,890,422
                                43,500      Petroleo Brasileiro S.A. (ADR)                                  3,109,815
                                                                                                  -------------------
                                                                                                           12,000,237
                                                                                                  -------------------

CANADA: 15.7%
                               328,700      Bema Gold Corp.  +                                                882,188
                               707,700      Brazilian Resources, Inc. +  #                                     45,658
                                27,000      Brookfield Properties Corp.                                       790,839
                                15,900      Brookfield Properties Corp. (USD)                                 468,573
                               100,000      Cumberland Resources Ltd. +                                       147,097
                                24,450      Ensign Energy Services, Inc.                                      833,298
                                29,138      Falconbridge Ltd.                                                 778,768
                               170,000      Find Energy Ltd. +                                              1,213,763
                                37,000      First Capital Realty, Inc.                                        677,299
                                30,000      FNX Mining Co., Inc. +                                            393,806
                               127,000      Gammon Lake Resources, Inc. +                                   1,038,942
                               467,000      Killam Properties +                                             1,084,645
                               278,000      LionOre Mining International Ltd. +                             1,351,140
                               575,000      Miramar Mining Corp. +                                            900,215
                                28,800      Nexen Inc.                                                      1,373,729
                               360,000      Northern Orion Resources, Inc. +                                1,056,000
                               301,500      Northern Orion Resources, Inc. Warrants
                                              (CAD 2.00, expiring 5/29/08) +                                  420,155
                                 7,800      NQL Energy Services, Inc. (Class A) +                              32,609
                                72,500      Parkbridge Lifestyles Communities, Inc. +                         324,301
                                58,800      Penn West Energy Trust                                          1,846,699
                                52,200      Petro-Canada (USD)                                              2,178,306
                                81,000      Petrolifera Petroleum Ltd. +  #                                    91,974
                                40,500      Petrolifera Petroleum Ltd. Warrants
                                              (CAD 1.50, expiring 9/11/06) +  #                                    --
                               600,000      Placer Dome, Inc. (USD)                                        10,290,000
                                11,400      Suncor Energy, Inc.                                               690,570
                                35,600      Suncor Energy, Inc. (USD)                                       2,154,868
                               111,000      Talisman Energy, Inc.                                           5,431,123
                                19,500      Talisman Energy, Inc. (USD)                                       952,380
                                29,500      Tenke Mining Corp. +                                              236,000
                               182,600      Timberwest Forest Corp.                                         2,373,407
                                34,600      Trican Well Service Ltd. +                                      1,259,291
                                                                                                  -------------------
                                                                                                           41,317,643
                                                                                                  -------------------

FINLAND: 0.4%
                                67,500      Stora Enso Oyj (R Shares)  #                                      928,559
                                                                                                  -------------------

FRANCE: 1.0%
                                20,200      Total S.A. (Sponsored ADR)                                      2,743,564
                                                                                                  -------------------

HONG KONG: 0.2%
                                44,400      Sun Hung Kai Properties Ltd.  #                                   461,292
                                                                                                  -------------------

INDONESIA: 0.0%
                                 2,000      PT Medco Energi Internasional Tbk (GDR)  +                         35,228
                                                                                                  -------------------

NORWAY: 1.3%
                               327,000      Seadrill Ltd. +                                                 2,745,152
                                63,300      Sinvest ASA + #                                                   618,591
                                                                                                  -------------------
                                                                                                            3,363,743
                                                                                                  -------------------

                              SHARES/
                              PRINCIPAL
                              AMOUNT        SECURITIES                                                 VALUE
---------------------------------------------------------------------------------------------------------------------

SOUTH AFRICA: 1.1%
                                45,000      Gold Fields Ltd.  #                                               666,648
                                61,100      Gold Fields Ltd. (Sponsored ADR)                                  887,783
                               125,100      Sappi Ltd. (Sponsored ADR)                                      1,474,929
                                                                                                  -------------------
                                                                                                            3,029,360
                                                                                                  -------------------

UNITED KINGDOM: 3.6%
                               217,462      BHP Billiton PLC  #                                             3,514,086
                               281,000      Randgold Resources Ltd. (ADR)                                   4,417,320
                               154,668      Vedanta Resources PLC  #                                        1,636,764
                                                                                                  -------------------
                                                                                                            9,568,170
                                                                                                  -------------------

UNITED STATES: 64.8%
                                20,000      Agnico-Eagle Mines Ltd. Warrants
                                              ($19.00, expiring 11/07/07) +                                    42,200
                               355,400      AK Steel Holding Corp. +                                        3,045,778
                                30,900      Alcoa, Inc.                                                       754,578
                                77,100      American Commercial Lines, Inc. +                               2,016,165
                                47,800      Apache Corp.                                                    3,595,516
                               249,000      BJ Services Co.                                                 8,961,510
                               418,900      Bois d' Arc Energy, Inc +                                       7,209,269
                                39,500      Bunge Ltd.                                                      2,078,490
                                75,700      Century Aluminum Co. +                                          1,701,736
                                52,000      Chicago Bridge & Iron Co. N.V.                                  1,616,680
                                32,000      ConocoPhillips                                                  2,237,120
                                44,900      Cooper Cameron Corp. +                                          3,319,457
                               362,500      Delta Petroleum Corp. +                                         7,540,000
                                84,400      ENSCO International, Inc.                                       3,932,196
                                71,000      EOG Resources, Inc.                                             5,317,900
                                58,100      Exxon Mobil Corp.                                               3,691,674
                                34,100      FirstEnergy Corp.                                               1,777,292
                                41,200      FMC Technologies Inc. +                                         1,734,932
                                38,500      Forest Oil Corp. +                                              2,005,850
                                48,200      Frontier Oil Corp.                                              2,137,670
                                82,900      Glamis Gold Ltd. +                                              1,832,090
                               178,300      GlobalSantaFe Corp.                                             8,134,046
                                42,000      Golden Star Resources Ltd.  +                                     140,280
                               146,500      Halliburton Co.                                                10,038,181
                                89,800      Inco Ltd.                                                       4,252,030
                               254,500      La Quinta Corp. (Paired Certificates) +                         2,211,605
                                46,100      Longview Fibre Co.                                                898,489
                                62,600      McDermott International, Inc. +                                 2,291,786
                               108,300      Mercer International, Inc. +                                      895,641
                                56,000      Murphy Oil Corp.                                                2,792,720
                                98,050      Nabors Industries Ltd. +                                        7,042,932
                                80,958      National-Oilwell Varco, Inc. +                                  5,327,036
                               118,400      Newfield Exploration Co. +                                      5,813,440
                                81,250      Nucor Corp.                                                     4,792,938
                                17,700      Oil States International, Inc. +                                  642,687
                               144,700      Pride International, Inc. +                                     4,125,397
                               166,800      Southwestern Energy Corp. +                                    12,243,121
                                13,000      Starwood Hotels & Resorts Worldwide, Inc (Paired
                                              Certificates)                                                   743,210
                                65,500      Temple-Inland, Inc.                                             2,675,675
                               140,900      Todco                                                           5,876,939
                               157,900      United States Steel Corp.                                       6,687,065
                                47,800      Valero Energy Corp.                                             5,404,268
                                31,700      Weatherford International Ltd. +                                2,176,522
                                50,800      Weyerhaeuser Co.                                                3,492,500
                               126,500      XTO Energy, Inc.                                                5,732,980
                                                                                                  -------------------
                                                                                                          170,979,591
                                                                                                  -------------------

TOTAL COMMON STOCKS: 97.9%
(Cost: $171,414,148)                                                                                      258,320,191
                                                                                                  -------------------

PREFERRED STOCK:

CANADA: 0.1%                     3,571      Falconbridge Ltd (Junior Preferred Series 1)                       91,239
                                 3,571      Falconbridge Ltd (Junior Preferred Series 2)                       91,775
                                 1,737      Falconbridge Ltd (Junior Preferred Series 3)                       44,120
                                                                                                  -------------------
                                                                                                              227,134
                                                                                                  -------------------
RUSSIA: 0.3%
                                 7,800      Surgutneftegaz, Inc.
                                              (Sponsored ADR)                                                 677,430
                                                                                                  -------------------
TOTAL PREFERRED STOCKS: 0.4%
(Cost: $229,011)                                                                                              904,564
                                                                                                  -------------------

PRINCIPAL                                 DATE OF
AMOUNT                                    MATURITY                        COUPON                        VALUE
---------------------------------------------------------------------------------------------------------------------
Short-Term Obligations: 1.6%

Repurchase Agreement (Note 9):
Purchased on 9/30/05; Maturity
value 4,215,106 (with State
Street Bank & Trust Co.,
collateralized by $4,345,000
Federal Home Loan Mortgage
Corp 3.875% due 1/12/09 with a
value of $4,300,012) (Cost:
$4,214,000)                                 10/03/05                        3.15%                           4,214,000
                                                                                                   ------------------


TOTAL INVESTMENTS: 99.9%
(Cost: $175,857,159)                                                                                      263,438,755
OTHER ASSETS LESS LIABILITIES: 0.1%                                                                           395,310
                                                                                                  -------------------
NET ASSETS: 100.0%                                                                                $       263,834,065
                                                                                                  ===================




Glossary:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
# Indicates a fair valued
security which has not been
valued utilizing an
independent quote, but has
been valued pursuant to
guidelines established by the
Board of Trustees. The
aggregate value of fair valued
securities is $21,856,376,
which represented 8.3% of net
assets.


                                                 % of
Summary of Investments by Industry             Net Assets
----------------------------------             ----------
Agriculture                                      0.8%
Engineering & Construction                       1.5%
Forest Products & Paper                          4.8%
Industrial                                       5.5%
Mining                                          20.4%
Oil & Gas                                       49.2%
Oil & Gas Services                              12.7%
REITS                                            2.6%
Short-Term Obligations                           1.6%
Transportation                                   0.8%
Other assets less liabilities                    0.1%
                                               -----
                                               100.0%
                                               =====

SECURITY VALUATION--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Funds began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Funds may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends security specific information are used to determine the fair value of these securities.

INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)




                              SHARES/
                              PRINCIPAL
                              AMOUNT        SECURITIES                                                 VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA - 10.4%
                             2,865,000      Adamus Resources Ltd. +  #                             $        1,011,916
                             6,533,788      Lihir Gold Ltd. + #                                             9,563,692
                               984,685      Newcrest Mining Ltd.  #                                        15,771,774
                             1,710,500      Oxiana Resources NL +  #                                        1,747,588
                               422,000      Sino Gold Ltd. + #                                                732,447
                             8,175,000      Tanami Gold NL  +  #                                              871,757
                                49,503      Yilgarn Mining Ltd. +  #                                            7,995
                                                                                                   ------------------
                                                                                                           29,707,169
                                                                                                   ------------------

CANADA - 57.6%
                               927,800      Agnico-Eagle Mines Ltd. (USD)                                  13,740,717
                               640,000      Aquiline Resources, Inc. +                                        968,946
                               195,000      Aquiline Resources, Inc.   Warrants
                                              (CAD 2.00, expiring 10/12/06) + #                                    --
                               650,000      Aurelian Resources, Inc. +                                        391,398
                             3,250,000      Aurizon Mines Ltd. +                                            4,137,634
                             1,000,000      Axmin, Inc. +                                                     490,323
                               632,000      Bear Creek Mining Corp. +                                       1,625,531
                               316,000      Bear Creek Mining Corp. Warrants
                                              (CAD 4.25, expiring 8/31/07) + #                                     --
                             1,000,000      Bema Gold Corp. (USD) +                                         2,690,000
                               500,000      Bema Gold Corp. Warrants
                                              (CAD 1.90, expiring 10/27/07) +                                 688,172
                               554,600      Brazauro Resources Corp. +                                        939,838
                                78,000      Centerra Gold +                                                 1,604,955
                               203,100      Central Fund of Canada Ltd. (Class A) (USD)                     1,147,515
                             1,750,000      Claude Resources, Inc. +                                        1,580,645
                             1,219,100      Cumberland Resources Ltd. +                                     1,793,257
                             1,800,000      Eldorado Gold Corp. +                                           6,363,871
                               800,000      Gabriel Resources Ltd.  +                                       1,596,559
                               280,000      Gabriel Resources Ltd. Warrants
                                              (CAD 2.75, expiring 3/31/07) +                                  171,011
                             1,023,000      Gammon Lake Resources, Inc. +                                   8,368,800
                               479,500      Goldcorp, Inc.                                                  9,610,624
                                55,800      Goldcorp, Inc. (Class A) (USD)                                  1,118,232
                             1,750,000      Goldcorp, Inc. Warrants
                                              (CAD 6.60, expiring 5/30/07) +                                6,322,581
                               615,000      Golden Star Resources Ltd. +                                    2,036,774
                               167,500      Golden Star Resources Ltd. (USD) +                                559,450
                               650,000      Great Basin Gold Ltd. +                                           631,828
                             6,310,810      Guinor Gold Corp. +                                             7,491,542
                               533,300      High River Gold Mines Ltd. +                                      674,366
                             1,488,200      Iamgold Corp.                                                  10,919,867
                             1,150,000      Ivanhoe Mines Ltd. +                                            9,694,624
                               395,005      Kinross Gold Corp. +                                            3,034,318
                             1,124,490      Kinross Gold Corp. (USD) +                                      8,636,083
                               460,660      Meridian Gold, Inc. +                                          10,045,359
                               720,000      Mexgold Resources, Inc. +                                       2,198,710
                               360,000      Mexgold Resources, Inc. Warrants
                                              (CAD 2.50, expiring 2/26/06) + #                                325,161
                               500,000      Minefinders Corp. +                                             2,430,108
                             1,997,300      Miramar Mining Corp. +                                          3,126,956
                               245,000      New Gold Inc +                                                  1,243,441
                               572,000      Northern Orion Resources, Inc. +                                1,677,867
                               536,000      Northern Orion Resources, Inc. Warrants
                                              (CAD 2.00, expiring 5/29/08) +                                  746,942
                             1,270,000      Northgate Exploration Ltd. +                                    1,715,183
                               166,666      Northgate Exploration Ltd. Warrants
                                              (CAD 3.00, expiring 12/28/06) +                                  24,373
                             2,700,000      Orezone Resources, Inc. +                                       5,086,452
                               236,759      PAN American Silver Corp. +                                     4,158,812
                               118,380      PAN American Silver Corp. Warrants
                                              (CAD 12.00, expiring 2/20/08) +                               1,000,502
                               809,875      Placer Dome, Inc. (USD)                                        13,889,356
                               555,555      Red Back Mining, Inc. +                                         1,003,583
                               400,000      River Gold Mines Ltd. +                                           378,495
                               620,000      Silvercorp Metals, Inc. +                                       2,096,000
                               503,000      Silver Wheaton Corp. +                                          2,193,729
                             1,257,500      Silver Wheaton Corp. Warrants
                                              (CAD 4.00, expiring 8/05/09) +                                  475,957
                                66,600      Tenke Mining Corp +                                               532,800
                               735,000      Wolfden Resources, Inc. +                                       1,422,581
                                                                                                   ------------------
                                                                                                          164,801,828
                                                                                                   ------------------


                              SHARES/
                              PRINCIPAL
                              AMOUNT        SECURITIES                                                 VALUE
---------------------------------------------------------------------------------------------------------------------
PERU - 2.4%
                               222,000      Cia de Minas Buenaventura S.A. (Series B) (ADR)                 6,893,100
                                                                                                   ------------------

SOUTH AFRICA - 10.2%
                                33,620      African Rainbow Minerals Ltd +  #                                 206,068
                                90,000      Anglo Platinum Ltd.  #                                          5,309,559
                               184,249      AngloGold Ashanti Ltd. (Sponsored ADR)                          7,819,528
                               680,162      Gold Fields Ltd. (Sponsored ADR)                                9,882,754
                               540,000      Harmony Gold Mining Co. Ltd. (Sponsored  ADR) +                 5,907,600
                                                                                                   ------------------
                                                                                                           29,125,509
                                                                                                   ------------------

SWEDEN - 0.4%
                               700,000      Riddarhyttan Resources AB +  #                                  1,181,488
                                                                                                   ------------------

UNITED KINGDOM - 6.7%
                             1,220,000      Randgold Resources Ltd. (ADR) +                                19,178,400
                                                                                                   ------------------

UNITED STATES - 9.8%
                             1,150,000      Crystallex International Corp. +                                1,805,500
                               848,300      Glamis Gold Ltd. +                                             18,747,430
                               337,400      Hecla Mining Co. +                                              1,477,812
                             1,610,000      Metallica Resources, Inc. (CAD) +                               2,492,903
                               100,000      Metallica Resources, Inc. +                                       155,000
                               255,000      Metallica Resources, Inc. Warrants
                                            (CAD 3.10, expiring 12/11/08) +                                    96,516
                               119,100      Royal Gold, Inc.                                                3,200,217
                                                                                                   ------------------
                                                                                                           27,975,378
                                                                                                   ------------------

TOTAL COMMON STOCKS: 97.5%
(Cost: $128,242,974)                                                                                      278,862,872
                                                                                                   ------------------

CORPORATE NOTES:
SOUTH AFRICA - 0.9%
                             3,000,000      Durban Roodeport Deep Ltd. (USD)
                                            6.00% 11/12/06 Senior Convertible Note (144A)
                                            (Cost: $3,000,000)                                              2,580,000
                                                                                                   ------------------


                                      DATE OF                           INTEREST
SHORT-TERM OBLIGATIONS: 1.0%          MATURITY                            RATE                        VALUE
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreement:
Purchased on 9/30/05; Maturity
value 2,955,776 (with State
Street Bank & Trust Co.,
collateralized by $3,050,000
Federal Home Loan Bank 3.875%
due 1/12/09 with a value of
$3,018,420) (Cost $2,955,000)       10/3/2005                              3.15%                            2,955,000
                                                                                                   ------------------
TOTAL INVESTMENTS: 99.8%
(Cost: $134,193,974)                                                                                      284,397,872
Other assets less liabilities: 0.6%                                                                         1,661,273
                                                                                                   ------------------
NET ASSETS: 100.0%                                                                                 $      286,059,145
                                                                                                   ==================

                                                % of
Summary of Investments by Industry            Net Assets
----------------------------------            ----------

Gold Mining                                      91.8%
Gold and Other Metals                             3.1%
Silver Mining                                     3.5%
Short-Term Obligations                            1.0%
Other assets less liabilities                     0.6%
                                                 -----
                                                 100.0%
                                                 =====



Glossary:
ADR-American Depositary Receipt
+ Non-Income Producing
# Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $36,729,445, which represented 12.8% of net assets.


Security Valuation--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Funds began pricing securities traded on the NASDAQ stock market using the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Funds determine that such developments are so significant that they will materially affect the value of the Fund's securities, the Funds may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points"), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

ITEM 2.  Controls and Procedures.




(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Eck Funds


By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds

     /s/ Bruce J. Smith
     ----------------------

Date: November 28, 2005
     -------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds
     ------------------------------------------------------------

Date: November 28, 2005
     -------------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds
     ----------------------------------------------------------

Date: November 28, 2005
     ------------------